Non-current Financial Assets and Other Non-current Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Increase in non current deposits	$ 30,400
Non-current fixed term bank deposits including accrued interests	$ 30,200
Non-current fixed term bank deposits maturity date	2026-10
Restricted cash	$ 2,320	$ 4,556
Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in non-current restricted cash	(2,200)
Raleigh, North Carolina [Member] | Leased Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in non-current restricted cash	2,000
Raleigh, North Carolina [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	2,100
New York [Member] | Leased Premises [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Restricted cash	$ 200